Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
1
Shares Security Description Value
Common Stock - 98.7%
Communication Services - 1.0%
25,965 Magnite, Inc.
(a)
$ 279,124
Consumer Discretionary - 16.9%
1,150 Abercrombie & Fitch Co.
(a)
144,129
23,210 Arhaus, Inc. 357,202
2,380 Boot Barn Holdings, Inc.
(a)
226,457
2,240 Carvana Co.
(a)
196,918
2,840 Cava Group, Inc.
(a)
198,942
1,960 Crocs, Inc.
(a)
281,848
3,480 Light & Wonder, Inc.
(a)
355,273
10,650 Modine Manufacturing Co.
(a)
1,013,774
5,375 Ollie's Bargain Outlet Holdings,
Inc.
(a)
427,689
11,885 OneSpaWorld Holdings, Ltd.
(a)
157,239
3,465 Red Rock Resorts, Inc., Class A 207,276
3,665 Shake Shack, Inc., Class A
(a)
381,270
10,280 Smith Douglas Homes Corp.
(a)
305,316
12,755 Sweetgreen, Inc.
(a)
322,191
660 Wingstop, Inc. 241,824
4,817,348
Consumer Staples - 5.2%
5,950 BellRing Brands, Inc.
(a)
351,228
705 Duolingo, Inc.
(a)
155,509
2,240 elf Beauty, Inc.
(a)
439,107
4,760 Freshpet, Inc.
(a)
551,494
1,497,338
Energy - 4.8%
19,255 TechnipFMC PLC 483,493
49,030 Transocean, Ltd.
(a)
307,909
5,110 Weatherford International PLC
(a)
589,796
1,381,198
Financials - 4.5%
15,000 AvidXchange Holdings, Inc.
(a)
197,250
350 FirstCash Holdings, Inc. 44,639
11,840 Flywire Corp.
(a)
293,750
690 Kinsale Capital Group, Inc. 362,071
10,605 Skyward Specialty Insurance
Group, Inc.
(a)
396,733
1,294,443
Health-Care - 16.0%
2,925 ANI Pharmaceuticals, Inc.
(a)
202,205
6,470 Apellis Pharmaceuticals, Inc.
(a)
380,307
6,180 Crinetics Pharmaceuticals, Inc.
(a)
289,286
1,240 Cytokinetics, Inc.
(a)
86,936
7,745 Dyne Therapeutics, Inc.
(a)
219,880
4,645 Evolent Health, Inc., Class A
(a)
152,310
2,990 Glaukos Corp.
(a)
281,927
3,320 HealthEquity, Inc.
(a)
271,012
Shares Security Description Value
Health-Care - 16.0% (continued)
1,134 Inspire Medical Systems, Inc.
(a)
$ 243,572
4,090 Intra-Cellular Therapies, Inc.
(a)
283,028
1,950 Ionis Pharmaceuticals, Inc.
(a)
84,532
9,930 PROCEPT BioRobotics Corp.
(a)
490,741
7,525 RxSight, Inc.
(a)
388,139
11,605 Tandem Diabetes Care, Inc.
(a)
410,933
4,020 TransMedics Group, Inc.
(a)
297,239
3,200 Vericel Corp.
(a)
166,464
3,740 Viking Therapeutics, Inc.
(a)
306,680
4,555,191
Industrials - 25.5%
2,900 Applied Industrial Technologies,
Inc. 572,895
1,650 ArcBest Corp. 235,125
2,400 Cadre Holdings, Inc. 86,880
2,355 Chart Industries, Inc.
(a)
387,916
2,520 Clean Harbors, Inc.
(a)
507,301
1,475 Comfort Systems USA, Inc. 468,622
6,180 Construction Partners, Inc.,
Class A
(a)
347,007
11,140 Core & Main, Inc., Class A
(a)
637,765
4,590 Enerpac Tool Group Corp. 163,679
5,515 Federal Signal Corp. 468,058
8,430 Fluor Corp.
(a)
356,420
7,045 FTAI Aviation, Ltd. 474,129
955 Herc Holdings, Inc. 160,727
4,990 Montrose Environmental Group,
Inc.
(a)
195,458
6,945 NEXTracker, Inc., Class A
(a)
390,795
2,365 Parsons Corp.
(a)
196,177
595 Saia, Inc.
(a)
348,075
3,435 SPX Technologies, Inc.
(a)
422,952
10,740 The AZEK Co., Inc.
(a)
539,363
4,075 VSE Corp. 326,000
7,285,344
Information Technology - 22.6%
12,090 Alkami Technology, Inc.
(a)
297,051
3,675 Braze, Inc.
(a)
162,802
3,880 Camtek, Ltd./Israel
(a)
325,028
4,465 Coherent Corp.
(a)
270,668
2,790 CommVault Systems, Inc.
(a)
282,990
23,090 Credo Technology Group Holding,
Ltd.
(a)
489,277
1,235 CyberArk Software, Ltd.
(a)
328,053
8,290 FormFactor, Inc.
(a)
378,273
2,545 Gitlab, Inc., Class A
(a)
148,424
20,370 Harmonic, Inc.
(a)
273,773
2,820 Impinj, Inc.
(a)
362,116
2,870 Itron, Inc.
(a)
265,532

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
2
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE
FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Shares Security Description Value
Information Technology - 22.6% (continued)
9,945 JFrog, Ltd.
(a)
$ 439,768
2,065 MACOM Technology Solutions
Holdings, Inc.
(a)
197,497
7,250 Nutanix, Inc., Class A
(a)
447,470
1,845 Onto Innovation, Inc.
(a)
334,093
10,850 Q2 Holdings, Inc.
(a)
570,276
1,875 Silicon Laboratories, Inc.
(a)
269,475
3,435 Sprout Social, Inc., Class A
(a)
205,104
5,550 Varonis Systems, Inc.
(a)
261,793
4,005 Veeco Instruments, Inc.
(a)
140,856
6,450,319
Materials - 2.2%
7,655 Knife River Corp.
(a)
620,667
Total Common Stock (Cost $22,869,047) 28,180,972
Shares Security Description Value
Money Market Fund - 1.8%
501,551 First American Treasury
Obligations Fund,
Class X, 5.23%
(b)
(Cost $501,551) 501,551
Investments, at value - 100.5% (Cost
$23,370,598) $ 28,682,523
Other Assets & Liabilities, Net - (0.5)% (135,707)
Net Assets - 100.0% $ 28,546,816
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31,
2024.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 28,682,523
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 28,682,523